Income Tax - Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule Of Unrecognized Tax Benefits [Abstract]
Balance at beginning of the year	¥ 7,342	$ 1,034	¥ 0
Additions	12,011	1,692	7,342
Balance at end of the year	¥ 19,353	$ 2,726	¥ 7,342